Equity affiliates, other investments and related parties - Equity instruments reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	$ 1,778	$ 1,421	$ 1,727
Increase - Decrease	(284)	237	(372)
Change in fair value	513	120	66
Equity instruments as of the end of the period	2,007	1,778	1,421
Other Comprehensive Income
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	506	362	284
Increase - Decrease	(256)	2	80
Change in fair value	533	142	(2)
Equity instruments as of the end of the period	783	506	362
Other Comprehensive Income | Enphase Energy Inc.
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	173	36
Increase - Decrease	(251)	(5)
Change in fair value	691	142
Equity instruments as of the end of the period	613	173	36
Other Comprehensive Income | Tellurian Investments Inc
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	207	207	207
Increase - Decrease	(1)
Change in fair value	(149)
Equity instruments as of the end of the period	57	207	207
Other Comprehensive Income | Other equity securities (unit value below $50 million), excluding Enphase Energy
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	126	119
Increase - Decrease	(4)	7
Change in fair value	(9)
Equity instruments as of the end of the period	113	126	119
Other Comprehensive Income | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		155	77
Increase - Decrease			80
Change in fair value			(2)
Equity instruments as of the end of the period			155
Fair value through P&L - assets
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,272	1,059	1,443
Increase - Decrease	(28)	235	(452)
Change in fair value	(20)	(22)	68
Equity instruments as of the end of the period	1,224	1,272	1,059
Fair value through P&L - assets | BBPP
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	62	62	62
Increase - Decrease	(4)
Equity instruments as of the end of the period	58	62	62
Fair value through P&L - assets | BTC Limited
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	28	50	55
Change in fair value	(1)	(22)	(5)
Equity instruments as of the end of the period	27	28	50
Fair value through P&L - assets | Tas Helat Marketing Company
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	108
Increase - Decrease	(108)	108
Equity instruments as of the end of the period		108
Fair value through P&L - assets | DUNKERQUE LNG SAS
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period			144
Increase - Decrease			(217)
Change in fair value			73
Fair value through P&L - assets | Total Lubrificantes do Brasil
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period		111
Increase - Decrease		(111)	111
Equity instruments as of the end of the period			111
Fair value through P&L - assets | Other equity securities (unit value below $50 million)
Financial structure, financial costs and financial instruments
Equity instruments as of the beginning of the period	1,074	836	1,182
Increase - Decrease	84	238	(346)
Change in fair value	(19)
Equity instruments as of the end of the period	$ 1,139	$ 1,074	$ 836